Balance Sheet Components	12 Months Ended
Dec. 31, 2021
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Components	BALANCE SHEET COMPONENTS
Allowance for Doubtful Accounts
—Allowance for doubtful accounts as of December 31, 2021 and 2020 were as follows (in thousands):

	Year Ended December 31,
	2021	2020
Balance—beginning of period	$(799)	$(337)
Increase in reserves	(222)	(846)
Write-offs	730	384

Balance—end of period	$(291)	$(799)

Inventories
—Inventories as of December 31, 2021 and 2020, consisted of the following (in thousands):

	Year Ended December 31,
	2021	2020
Finished Goods	$295	$538
Work in process	2,043	2,219
Purchased parts and raw materials	3,255	889

Total inventories	$5,593	$3,646

Property and Equipment, Net
—Property and equipment as of December 31, 2021 and 2020, consisted of the following (in thousands):

	Year Ended December 31,
	2021	2020
Machinery and equipment	$2,324	$1,435
Furniture and fixtures	355	359
Leasehold improvements	728	733
Capitalized software and development costs	28,964	18,126

Total property and equipment	32,371	20,653
Accumulated depreciation and amortization	(18,253)	(12,443)

Total property and equipment, net	$14,118	$8,210

Depreciation and amortization expenses were $5.8 million and $4.8 million for the years ended December 31, 2021 and 2020, respectively.
Additions to capitalized software and development costs, inclusive of stock-based compensation in the years ended December 31, 2021 and 2020, was $10.8 million and $5.0 million, respectively. These are recorded as part of property and equipment, net on the consolidated balance sheets. Amortization expense was $5.5 million and $4.5 million for years ended December 31, 2021 and 2020, respectively, of which $4.7 million and $3.9 million was recorded to costs of revenue related to subscription and $0.8 million and $0.6 million to selling, general and administrative in the consolidated statements of operations, respectively.
Accrued Expenses and Other Current Liabilities
—Accrued expenses and other current liabilities as of December 31, 2021 and 2020, consisted of the following (in thousands):

	Year Ended December 31,
	2021	2020
Accrued compensation	$2,754	$3,208
Tax payable	1,063	1,164
ESPP Contribution	693	—
Transaction cost payable	—	135
Other current liabilities	5,516	2,488

Total accrued expenses and other current liabilities	$10,026	$6,995